CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 10,322,068	¥ 9,782,448	¥ 9,268,101
Cost of revenue	(8,099,439)	(7,831,222)	(7,316,603)
Gross profit	2,222,629	1,951,226	1,951,498
Operating expenses
Selling and marketing expenses	(116,440)	(140,890)	(146,521)
General and administrative expenses	(917,877)	(965,982)	(1,047,072)
Research and development expenses	(36,319)	(38,159)	(31,912)
Impairment losses of long-lived assets	0	(3,013,416)	(12,759)
Income (loss) from continuing operations	1,151,993	(2,207,221)	713,234
Other income (expenses):
Interest income	89,780	94,008	42,231
Interest expenses	(1,924,631)	(1,936,537)	(1,878,155)
Foreign currency exchange (loss) gain, net	18,942	(1,573)	(11,098)
Government grants	27,253	84,410	95,204
Gain from purchase price adjustment			205,000
Others, net	21,804	25,319	5,266
Net loss from continuing operations	(614,859)	(3,941,594)	(828,318)
Income tax (expenses) benefits	(156,053)	15,577	(276,235)
Net loss from continuing operations	(770,912)	(3,926,017)	(1,104,553)
Loss from operations of discontinued operations, net of income taxes	(400,796)	(359,376)	(161,565)
Gain on deconsolidation of subsidiaries, net of nil income taxes	4,475,539
(Loss) income from discontinued operations	4,074,743	(359,376)	(161,565)
Net (loss) income	3,303,831	(4,285,393)	(1,266,118)
Net income from continuing operations attributable to non-controlling interests	(6,209)	(5,026)	(3,427)
Net loss from continuing operations attributable to redeemable non-controlling interests			655
Net loss from continuing operations attributable to GDS Holdings Limited shareholders	(777,121)	(3,931,043)	(1,107,325)
Net loss from discontinued operations attributable to non-controlling interests	7,317	366
Net loss from discontinued operations attributable to redeemable non-controlling interests	120,447
Net (loss) income from discontinued operations attributable to GDS Holdings Limited shareholders	4,202,507	(359,010)	(161,565)
Net (loss) income attributable to GDS Holdings Limited shareholders	3,425,386	(4,290,053)	(1,268,890)
Accretion to redemption value of redeemable non-controlling interests of continuing operations			(10,801)
Adjustment to the redemption value of redeemable non-controlling interests of continuing operations			(178,982)
Net (loss) income available to GDS Holdings Limited shareholders	3,425,386	(4,290,053)	(1,458,673)
Cumulative dividend on redeemable preferred shares	(54,232)	(53,625)	(51,212)
Net (loss) income available to GDS Holdings Limited ordinary shareholders	¥ 3,371,154	¥ (4,343,678)	¥ (1,509,885)
(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE
Continuing operations - Basic (in dollars per share)	¥ (0.52)	¥ (2.71)	¥ (0.92)
Continuing operations - Diluted (in dollars per share)	(0.52)	(2.71)	(0.92)
Discontinued operations - Basic (in dollars per share)	2.79	(0.25)	(0.11)
Discontinued operations - Diluted (in dollars per share)	2.79	(0.25)	(0.11)
Total - Basic (in dollars per share)	2.27	(2.96)	(1.03)
Total - Diluted (in dollars per share)	¥ 2.27	¥ (2.96)	¥ (1.03)
Weighted average number of ordinary share outstanding
Basic (in shares)	1,475,079,754	1,468,187,956	1,464,447,843
Diluted (in shares)	1,475,079,754	1,468,187,956	1,464,447,843